Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Related Party Transaction [Line Items]
Ownership		20.00%
Estimated transition period		12 months
Related-party accounts receivable		$ 64.0	$ 27.8
Rand Refinery
Related Party Transaction [Line Items]
Ownership		33.10%
Refining fees	0.8	1.6	1.7	1.3
Amount received	5.4
Gold Fields Group Services
Related Party Transaction [Line Items]
Related-party accounts receivable		15.9	16.3
South Deep Mine (Member)
Related Party Transaction [Line Items]
Related-party accounts receivable		33.9	1.6
Abosso Goldfields Limited
Related Party Transaction [Line Items]
Related-party accounts receivable		6.9	1.3
All Others (Member)
Related Party Transaction [Line Items]
Related-party accounts receivable		$ 7.3	$ 8.5